SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 27, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2022	Jun. 02, 2022
Defined Benefit Plan Disclosure [Line Items]
Common stock shares authorized	400,000,000		400,000,000		10,000,000,000	400,000,000	100,000,000
Common stock, par value	$ 0.00025		$ 0.00025		$ 0.00025	$ 0.00025	$ 0.001
Stock split	1:4 stock split
Authorized share capital	100,000,000
Choice Global surrendered ordinary shares			30,840,000		30,840,000	24,800,000
Dividend amount				$ 11,840
Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividend rate		$ 0.0145		$ 0.0145
Dividend amount		$ 80
Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividend rate		$ 2.2083		$ 2.2083
Dividend amount		$ 11,700	$ 10,500
MWE Investment Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Choice Global surrendered ordinary shares	12,077,700
Choice Global [Member]
Defined Benefit Plan Disclosure [Line Items]
Choice Global surrendered ordinary shares	622,300